UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09152

The STAAR Investment Trust

 (Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

 (Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Staar Alternative Categories Fund       (SITAX)

Staar General Bond Fund                     (SITGX)

Staar International Fund                       (SITIX)

Staar Larger Company Stock Fund      (SITLX)

Staar Short-Term Bond Fund               (SITBX)

Staar Smaller Company Stock Fund   (SITSX)

June 30, 2014

(UNAUDITED)

Advisors Inc.

Dear Shareholders,

So far 2014 has been year where interest rates have stayed low, the private sector has grown modestly and stock markets have climbed the "wall of worry."  The only real surprise for us is that stocks have not had much of a correction since 2012.

The best performer for the first half of 2014 was real estate (Global REITs up almost 13%).  That is not surprising considering the sector trailed in 2013.  Among the major stock market categories, U.S. Larger company stocks led (+5.1% - average of S&P 500, NASDAQ and DJIA), followed by International (EAFE +4.8%) and then small company stocks (Russell 2000 +3.2%).

Going forward we see the following trends and risks.

Overall Economy:  Positive, but not robust.  It will probably pick up a bit in the second half of 2014 with GDP rising to around a 3% annualized rate.  There is no recession on the immediate horizon.  As a result, business owners and executives are mostly optimistic.   Looking ahead a couple years, government debt continues to be a "Sword of Damocles" that could fall in a very hard way.

Employment: Continued modest improvements are likely, but the overall participation rate is not good and will be a drag on growth.

Household Income and Consumer Health:  While average wealth measurements show the USA to be wealthier than ever, distribution of that wealth is not balanced.  Median household income is 8% below the 2007 level.  This also translates into a larger percentage of the population having less financial assets (savings and investment).

Interest Rates: As long as the Federal Reserve continues pumping more money into the system, rates can remain low.  However, they can't keep them below the historical relationship to inflation forever.  Rates are likely to rise later in the year and into 2015.  The question is how high and how much of a brake they will put on the economy.

Geopolitical Forces: The turmoil in Iraq and Gaza, continued woes in some European countries, the tensions with Russia over the Ukraine, plus strains in the Far East and South America pose risks to those economies, energy prices and our businesses that depend on foreign customers.

Real Estate: Home sales continue to do well.  The question will be whether the real estate markets can continue to gain into 2015.

U.S. Stocks:  The bull market is now over 5 years old.  Since the bottom (March 2009) there have been only 2 corrections of 10% or more.  The last one was in 2011 (-19%).  The most recent "almost" correction was almost a 9% drop (intraday pricing) in September to November of 2012.  The question is when the next 10% correction will occur.   Frankly we expected one before now.  The main reason is the low interest rate environment in which investors cannot get real returns without higher risk.  Stocks and real estate have been the only places to get a real return above inflation and taxes. (Note: Put into perspective, all the attention on "new all-time highs" is rather meaningless.  After 14 years of struggle we better see some new highs on a pretty regular basis or we won't be making much money.)

But the higher the markets go, the higher the risks of a significant correction.  That is somewhat intuitive, but to measure risk we need to look at both current stock market valuations and the future earnings outlook.   The current trailing P/E (Price/Earnings) ratio of the S&P 500 has been fluctuating around 19.  The historical average is in the 15 range.  In order for it not to be overvalued, earnings growth needs to be robust over the next 12 months.   Forward P/E ratio estimates are between 16 and 17 based on current estimated earnings growth.  If corporate growth rates falter at all, a downturn of 10% or more would be highly likely.

International Stocks:  On average the broad indexes are trailing but heading in the same direction as the U.S. markets.  However there is much variance between regions and countries.  The current PE Ratio for the EAFE International Index (mostly larger developed countries) is estimated at over 20.  The MSCI Emerging Markets index recently carried a PE ratio of just over 13.

Gold and Silver: Gold has struggled to recover from its 2011-2013 38% drop, though its price rose 6.7% during the first half of 2014.  Silver rose over 8%.  Geopolitical events that create fear along with a return to rising inflation could spur a rise in prices.  The increases seen this year could continue, but a soaring market is unlikely without a causal event.

Overall Investment Outlook for Second Half:  Interest rates are likely to increase slightly, causing Bonds to lose some value.  We see a good chance of Stocks finishing the year up 7-10% for the year, but we will not be surprised to see a correction first.  Gold and silver could move sideways, maybe end the year up a bit higher if there are no severe changes in global economies or major "fear" events.  Of course these are our best estimates at the moment.  Events and macro-economic forces can change like the weather and predicting with certainty is a bit like herding cats.  Not likely to go in a straight line even if you can get them going in the right direction.

Thank you for your ongoing confidence and support.  If you have any questions or concerns, please do not hesitate to contact us.

Sincerely,

J. André Weisbrod

Management Discussion of the Funds’ Performance for Semi Annual Report June 30, 2014

AltCat Fund Management Discussion of Performance

For the first half or 2014 the AltCat Fund returned 6.08%, comparable to its benchmark world stock index (+6.18%).

Our best performing positions owned at the beginning of the year were Anadarko Petroleum Corp (+38.58%), United Rentals, Inc (+34.36%), Statoil ASA ADR (+32.63%), PPL Corp (+20.56%), Pengrowth Energy Corp (+19.32%),  Boston Properties, Inc (+19.04%), Vanguard REIT Index ETF (+17.70%), Apache Corporation (+17.61%), HCP Inc (+16.93%),  Adecoagro SA (+16.69%),  iShares US Real Estate ETF (+16.14%), Franklin Natural Resources Fund (+15.81%) and, iShares Global Infrastructure ETF (+15.48%).

Positive additions to the portfolio during the period included Devon Energy, Zoetis Inc., Sprouts Farmers Markets, Global X Social Media Index ETF and Parexel International Corp.

Underperformers included 3D Systems Corp (-35.65%), Inventure Foods, Inc. (-15.01%), Holly Frontier Corp (-9.81%), Bristol-Myers Squibb (-8.05%), Boeing Corp (-5.71%), CST Brands Inc., (-5.71%), ICU Medical Inc. (-4.55%), Diageo PLC ADR (-2.91%), Costco Wholesale Corp (-2.68%), Textainer Group Holdings Ltd (-1.64%), Accenture PLC Cl A (-0.55%) and IQ Global Agribusiness Small Cap ETF (-0.15%).

Positions added during the period that did not perform to expectations included Jacobs Engineering Group, Inc.

As we remarked in February, overall we think stock prices, especially in the United States, and valuations are above average, which may limit gains over the next year or two.  We also will not be surprised to see a correction of 10% or greater, perhaps in the second half of 2014.  There has not been a 10% correction for a few years and that is an above average period without one.  Overseas, especially in emerging markets, we continue to see better valuations and upside potential, but there are some greater risks.  We continue to have confidence in the private sector and for the most part businesses are acting in a productive manner.  Overall expectations are for modest but improving GDP growth in 2014.

However, we remain concerned about systemic risks abroad and at home.  Burgeoning government debt is likely to create at least headwinds to sustained growth.  Sooner or later bills must be paid and if there are not enough real assets backing debts, future monetary crises are likely.  Two negative scenarios could occur; deflation if a crisis caused a deep recession/depression or significant inflation that could hearken back to the 1970’s and early 1980’s.  Finding a stable balance will be the tricky fiscal policy goal.  Can economic growth increases coupled with governmental spending restraint be enough to reverse debt ratios and avoid a painful reckoning?  We will be watching carefully.

General Bond Fund Management Discussion of Performance

Federal Reserve policies have continued to keep interest rates art historical lows.  1 Year treasury yields declined .02% from January 2 to June 30 to a 0.11% rate.  5 Year Treasury rates went from 1.72% to 1.62%, 10 year Treasuries from 3.00% to 2.53% and 30 Year Treasuries from 3.92% to 3.34%.  Our prognosis has been for interest rates to begin rising and therefore we have kept our average maturities shorter, resulting in the GBF underperforming its benchmark index.

But since June 30, 1 Yr and 5 Yr interest rates have begun rising again, and if the trend continues, the GBF's relative performance should improve.  We think there is a reasonable probability that rates will continue to edge up during the remainder of the year and into 2015.  The fund is well positioned to create a reasonable yield yet be able to adjust to upward rate trends.

International Fund Management Discussion of Performance

International stocks (+4.78%) returned less than the S&P 500 (+7.1%) but more than the Dow (+2.7%).  Emerging markets (+4.8%) started a healthy recovery from a disappointing 2013.  A significant cash position contributed to the International Fund (+3.46%) trailing its benchmark index (+4.78%) for the period.

Mature markets are a mixed bag.  Some European countries are recovering nicely while others remain depressed.  Asian markets also vary in condition and outlook.  China is going through significant growing pains, but is showing some positive signs that have resulted in healthy recent market gains.

Our best performing positions were Statoil ASA ADR (+32.63%), WisdomTree India Earnings ETF (+30.84%), Pengrowth Energy Corp (+19.32%), Potash Corp of Saskatchewan Inc (+17.29%), Adecoagro SA (+16.69%), iShares MSCI Frontier 100 ETF (+12.36%), iShares Canada ETF (+11.54%), iShares Brazil ETF (+9.98%) and WisdomTree International Div ex-Financials ETF (+9.46%)

Our most disappointing positions included Elephant Talk Communications Corp (-22.76%), Diageo PLC ADR (-2.91%), Textainer Group Holdings Ltd (-1.64%), Accenture PLC Cl A (-0.55%), Templeton Developing Markets Fund 0.83%) and Putnam International Capital Opportunities Fund (+1.69%).

We continue to think an International allocation is appropriate for most investor portfolios.  Not only will there be times when foreign economies and companies do better than the U.S., but International positions help hedge portfolio values against currency valuation risks.  Our goal is to organize the portfolio in such a manner as to return the Fund to the superior performance it achieved during the 2000-2011 period.

Larger Company Stock Fund Management Discussion of Performance

Large company U.S. stocks as represented by the S&P 500 (+6.18%) continued to outperform international and domestic small cap indices.  However, the Dow Jones Industrials Average (+2.68%) was a bit anemic.  The Larger Company Stock Fund (+3.96%) trailed the S&P 500 due to its cash position and the disappointing performance of some of its core fund holdings.  For our outlook on markets, see the Management discussion for the AltCat Fund.

Our best performing positions were Anadarko Petroleum Corp (+38.58%), United Rentals, Inc (+34.36%), PPL Corp (+20.56%), Boston Properties, Inc (+19.04%), Vanguard REIT Index ETF (+17.70%), Apache Corporation (+17.61%), Wells Fargo & Co (+17.20%), HCP Inc (+16.93%),  iShares US Real Estate ETF (+16.14%), iShares North American Natural Resources ETF (+16.08%), National Oilwell Varco (+15.86%) and Public Storage (+15.70%).

Positive additions to the portfolio during the period included Devon Energy, Sprouts Farmers Markets, Zoetis Inc. and Cenovus Energy Inc.

Underperforming positions included 3D Systems Corp (-35.65%), Holly Frontier Corp (-9.81%), Boeing Co (-5.71%), Costco Wholesale Corp (-2.68%), International Business Machines Corp (-2.27%) and Procter & Gamble Co (-1.93%).

Positions added during the period that did not perform to expectations included Jacobs Engineering Group, Inc. and Kansas City Southern Inc.

Short Term Bond Fund Management Discussion of Performance

Our approach to this Fund's management is to provide an alternative to a money market fund, since most of our shareholders use this fund as a short-term conservative option and a place to hold funds until ready to invest them in one of the stock funds.  Overall that purpose has been successfully fulfilled, except a few lagging positions caused it to underperform year to date.  The Fund (+0.00%) made a bit less than T-Bills (+0.02%) and its bench mark index (+0.42%).  Going forward we see short-term interest rates remaining in a historically low range for the balance of 2014, but with a bias to rising rates.

Smaller Company Stock Fund Management Discussion of Performance

Small company U.S. stocks underperformed large company stocks during the first half of 2014. The Smaller Company Stock Fund (+1.72%), trailed its Russell 2000 benchmark (+3.19%) mostly to a larger than average cash position.

Our best performing positions were United Rentals, Inc (+34.36%), BP Prudhoe Bay Royalty Trust (+31.20%), Pengrowth Energy Corp (+19.32%), Eastgroup Properties Inc (+12.74%), Medical Properties Trust Inc (+11.78%) and Wasatch Small Cap Value Fund (+11.19%).

Positive additions to the portfolio during the period included U.S. Silica Holdings Inc,

Underperformers included Elephant Talk Communications Corp (-22.76%), Apricus Biosciences Inc (-15.09%),  Inventure Foods, Inc. (-15.01%), Steven Madden Ltd (-6.26%), Satuit Capital U.S. Emerging Companies Fund (-6.00%), CST Brands Inc (-5.71%), ICU Medical Inc. (-4.55%) and Franklin MicroCap Value Fund A (-0.67%).

For our general outlook on markets, see the AltCat Fund discussion.  After outperforming larger companies for most of the recovery, small cap stocks have slowed.  This trend could continue but over the long haul, and especially during inflationary periods, small caps tend to outperform large caps.

STAAR Investment Trust

Perspective & Performance Indexes used for comparisons are selected as being closest to each Fund’s objectives.

AltCat (Alternative Categories) Fund (SITAX)-- A flexibly managed, multi-asset global fund of funds investing primarily in assets that offer opportunities for growth of capital.

For periods ending 6/30/14	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR AltCat Fund (ACF)	+4.06%	+6.08%	+19.14%	+7.13%	+10.35%	+6.17%	+5.08%	+5.27%
MSCI ACWI NR USD Index	+5.04%	+6.18%	+22.95%	+10.25%	+14.28%	+7.46%	N/A	N/A
S&P 500 Index	+5.23%	+7.14%	+24.61%	+16.58%	+18.83%	+7.78%	+6.97%	+8.17%
Morningstar World Stock Funds Index	+4.23%	+5.75%	+22.72%	+10.57%	+14.83%	+7.78%	+6.11%	+6.69%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

STAAR General Bond Fund (SITGX)-- A high-grade general bond portfolio of US Gov't,Gov't Agency and Investment Grade Corp. Bonds with a flexible average maturity.

For periods ending 6/30/14	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR General Bond Fund (GBF)	+0.02%	+0.65%	+0.77%	+1.15%	+2.25%	+2.13%	+3.58%	+3.49%
Barcap Intermed Gov/Cred Index	+1.23%	+2.25%	+2.86%	+2.83%	+4.09%	+4.33%	+5.32%	+5.39%
Morningstar Intermed-Term Bd Fd Avg	+1.98%	+3.94%	+4.82%	+4.03%	+5.98%	+4.77%	+4.99%	+5.18%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

International Fund (SITIX) -- A fund of funds in which the underlying investments are primarily common stocks of companies in countries outside the U.S., including emerging markets. Individual stocks may be owned.

For periods ending 6/30/14	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR International Fund (INTF)	+3.21%	+3.46%	+14.64%	+1.28%	+6.85%	+5.61%	+3.70%	+4.52%
EAFE Index	+4.09%	+4.78%	+23.57%	+8.10%	+11.77%	+6.93%	+5.55%	+5.30%
Morningstar Foreign Large Blend Fds Avg	+4.59%	+7.12%	+23.74%	+14.62%	+17.52%	+7.32%	+5.43%	+5.13%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

Larger Company Stock Fund (SITLX) -- A fund of funds in which the underlying investments are primarily common stocks of large and larger mid-cap companies Individual stocks may be owned. Objective: Growth w/ some Income.

For periods ending 6/30/14	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR Larger Company Stock Funds (LCSF)	+3.37%	+3.96%	+17.79%	+10.19%	+12.71%	+4.40%	+4.26%	+5.09%
S&P 500 Index	+5.23%	+7.14%	+24.61%	+16.58%	+18.83%	+7.78%	+6.97%	+8.17%
Morningstar Large Blend Fds Avg	+4.59%	+7.12%	+23.74%	+14.62%	+17.57%	+7.32%	+7.26%	+7.45%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

STAAR Short Term Bond Fund (SITBX) -- A high-grade bond portfolio of US Gov't, Gov't Agency and Investment Grade Corporate Bonds with an average maturity between 1 and 3 years.
       .

For periods ending 6/30/14	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR Short Term Bond Fund (STBF)	+0.00%	+0.00%	+0.46%	+0.55%	+0.66%	+1.34%	+3.36%	+3.39%
Barcap 1-3 Year US Govt Index	+0.27%	+0.42%	+0.77%	+0.66%	+1.24%	+2.72%	+3.86%	+3.99%
Morningstar Short-Term Bd Fd Avg	+0.67%	+1.22%	+2.18%	+1.85%	+3.19%	+3.09%	+3.58%	+3.74%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

Smaller Company Stock Fund (SITSX) -- A fund of funds in which the underlying investments are primarily common stocks of small, micro-cap and smaller mid-cap companies. Individual stocks may be owned.

For periods ending 6/30/14	Last Quarter	Year-to-Date	One Year	Three Year Avg. Annual Return	Five Year Avg. Annual Return	Ten Year Avg. Annual Return	Since Public Inception (5/28/97)	Since Private Inception (4/4/96)
STAAR Smaller Company Stock Fund (SCSF)	+1.66%	+1.72%	+18.93%	+10.52%	+14.70%	+5.62%	+7.18%	+7.18%
Russell 2000 Index	+2.05%	+3.19%	+23.64%	+14.57%	+20.21%	+8.70%	+8.40%	+8.65%
Morningstar Small Blend Fds Avg	+2.09%	+4.89%	+23.48%	+14.07%	+19.74%	+8.74%	+10.03%	+9.77%

Returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, then redeemed, may be worth more or less than their original cost.

1 Performance figures are total returns, including dividends and capital gains reinvested, except as noted with **. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.   Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  You should read the prospectus carefully and consider investment objectives, risks and expenses carefully before investing. The General Bond Fund was formerly named the Intermediate Bond Fund.  The Short Term Bond Fund was previously named the Long Term Bond Fund.  The investment objectives were changed by a vote of shareholders in August of 2004.  Performance shown that includes periods prior to August 2004 include performance achieved under the different investment objectives.  The Trust was formed as a PA private business trust and investment operations commenced 4/4/96.  Public inception was effective on 5/28/97 with no changes in investment operations, except for the General Bond Fund and the Short Term Bond Fund.

For a current prospectus, call 1-888-717-8227 or visit www.staarfunds.com

STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237

STAAR INVESTMENT TRUST

STAAR ALTERNATIVE CATEGORIES FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2014 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR GENERAL BOND FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2014 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR INTERNATIONAL FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2014 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR LARGER COMPANY STOCK FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2014 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR SHORT-TERM BOND FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2014 (UNAUDITED)

STAAR INVESTMENT TRUST

STAAR SMALLER COMPANY STOCK FUND

GRAPHICAL ILLUSTRATION

JUNE 30, 2014 (UNAUDITED)

STAAR Alternative Categories Fund (SITAX)
	Schedule of Investments
	June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 21.31%

Agriculture Production-Crops - 0.28%
1,000	Adecoagro S.A. *	$ 9,440

Aircraft - 0.56%
150	Boeing Co.	19,085

Beverages - 1.12%
300	Diageo Plc. ADR	38,181

Converted Paper & Paperboard Products - 0.32%
100	Kimberly Clark Corp.	11,122

Crude Petroleum & Natural Gas - 3.23%
200	Anadarko Petroleum Corp.	21,894
400	Antero Resources Corp. *	26,252
250	Apache Corp.	25,155
3,500	Pengrowth Energy Corp.	25,130
150	Devon Energy Corp	11,910
		110,341
Electric Services - 1.47%
900	PPL Corp.	31,977
400	Southern Co.	18,152
		50,129
Electrical Work -0.40%
400	Quanta Services, Inc. *	13,832

Electronic Connectors - 0.56%
200	Amphenol Corp. Class A	19,268

Engines & Turbines - 0.68%
150	Cummins, Inc.	23,144

Heavy Construction Other Than Blgs Const - Contractors - 0.47%
300	Jacobs Engineering Group, Inc. *	15,984

Men's & Boy's Furnishings, Work Clothing & Allied Garments - 1.29%
700	V.F. Corp.	44,100

Miscellaneous Food Preparation - 0.99%
3,000	Inventure Foods, Inc. *	33,810

Petroleum Refining - 1.07%
200	Hollyfrontier Corp.	8,738
900	Statoil ASA ADR	27,747
		36,485
Pharmaceutical Preparations - 1.13%
400	Bristol Myers Squibb Co.	19,404
600	Zoetis, Inc.	19,362
		38,766
Plastic Materials, Synthetic Resins & Non Vulcan Elastomers - 0.77%
300	Eastman Chemical Co.	26,205

Retail-Auto Dealers & Gasoline - 0.50%
500	CST Brands, Inc.	17,250

Retail-Variety Stores - 0.84%
250	Costco Wholesale Corp.	28,790

Retail-Grocery Sores - 0.48%
500	Sprouts Farmers Market, Inc. *	16,360

Services-Business Services, NEC - 0.47%
200	Accenture Plc. Class A	16,168

Services-Commercial Physical & Biological Research - 0.62%
400	Parexel International Corp. *	21,136

Services-Equipment Rental & Leasing, NEC - 1.29%
600	Textainer Group Holding Ltd.	23,172
200	United Rentals, Inc. *	20,946
		44,118
Services-Prepackaged Software - 1.22%
700	3D Systems Corp. *	41,860

State Commercial Banks - 0.38%
200	Northern Trust Corp.	12,842

Surgical & Medical Instruments & Apparatus - 0.53%
300	ICU Medical, Inc. *	18,243

Telephone Communications - 0.43%
300	Verizon Communications, Inc.	14,679

Wholesale-Drugs, Proprietaries & Druggists' Sundries- 0.21%
100	AmerisourceBergen Corp.	7,266

TOTAL FOR COMMON STOCKS (Cost $546,812) - 21.31%		728,604

EXCHANGE TRADED FUNDS - 28.39%
900	Builders Emerging Markets 50 ADR Index Fund	35,208
600	Global X Social Media Index ETF *	11,748
600	Guggenheim Spin-Off *	27,768
600	DB X-trackers MSCI EAFE Hedged Equity ETF	16,560
200	iShares DJ US Real Estate Index Fund	14,358
200	iShares DJ US Health Care Sector Index Fund	25,642
400	iShares DJ US Medical Devices Index Fund	40,808
1,200	iShares MSCI Australia Index Fund	31,356
900	iShares MSCI Malaysia Index Fund	14,292
1,200	iShares MSCI Singapore Index Fund	16,224
150	iShares NASDAQ Biotechnology Index Fund	38,555
300	iShares Russell 2000 Index Fund	35,643
300	iShares Russell Microcap Index Fund	22,836
1,600	iShares Russell Midcap Growth Index Fund	143,296
200	iShares S&P 600 SmallCap Growth Index Fund	24,158
200	iShares S&P Global Consumer Staples Index Fund	17,976
300	iShares S&P Global Energy Sector Index Fund	14,556
400	iShares S&P Global Healthcare Sector Index Fund	37,732
600	iShares S&P Global Infrastructure Fund	26,598
600	iShares S&P Global Technology Sector Fund	53,382
400	iShares U.S. Technology	38,752
800	IQ Agribusiness Small Cap ETF *	21,916
700	Market Vectors-Agribusiness *	38,507
300	Powershares Buyback Achievers	13,455
400	PowerShares DB Commodity Index Tracking *	10,632
1,500	Powershares Global Water Portfolio	36,825
1,500	PowerShares WilderHill Clean Energy	10,335
400	SPDR DJ Global Real Estate ETF	18,660
200	SPDR S&P Emerging Asia Pacific Fund	16,541
800	Vanguard REIT Index	59,872
300	WisdomTree International Small Cap Dividend Fund	19,434
400	WisdomTree Midcap Earnings Fund	36,980
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $704,364) - 28.39%		970,605

OPEN END MUTUAL FUNDS - 39.39%
1,752	American Smallcap World Fund Class F-1 *	89,058
7,710	Franklin Global Mutual Discovery Fund Class A *	272,021
4,095	Franklin Natural Resources Fund Class A *	171,565
10,704	Live Oak Health Sciences Fund *	222,529
8,027	Matthews Asian Growth & Income Fund	158,043
877	Permanent Portfolio Fund *	39,794
2,189	Vanguard Energy Fund *	167,660
1,101	Vanguard Health Care Fund	226,162
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $775,521) - 39.39%		1,346,832

REAL ESTATE INVESTMENT TRUSTS - 4.28%
350	American Tower Corp.	31,493
300	Boston Properties, Inc.	35,454
500	Eastgroup Properties Inc.	32,115
500	HCP, Inc.	20,690
1,200	Medical Properties Trust, Inc.	15,888
500	One Liberties Properties, Inc.	10,670
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $131,596) - 4.28%		146,310

SHORT TERM INVESTMENTS - 5.12%
175,220	Federated Prime Obligations Fund-Institutional Class 0.02% ** (cost $175,220)	175,220

TOTAL INVESTMENTS (Cost $2,333,513) - 98.49%		3,367,571

OTHER ASSETS LESS LIABILITIES - 1.51%		51,641

NET ASSETS - 100.00%		$ 3,419,212

* Non-income producing securities during the period.
ADR - American Depository Receipt
** Variable rate security; the coupon rate shown represents the yield at June 30, 2014.
The accompanying notes are an integral part of these financial statements.

STAAR General Bond Fund (SITGX)
	Schedule of Investments
	June 30, 2014 (Unaudited)

Shares/Principal		Value

CORPORATE/GOVERNMENT BONDS - 77.19%

Banking - Global - 1.08%
20,000	CorpBanca 3.125%, 1/15/18	$ 19,948

Chemicals Domestic - 2.67%
25,000	Dow Chemical Co. 1.85%, 11/15/17	24,569
25,000	Dow Chemical Co. 1.90%, 3/15/18	24,629
		49,198
Commerce-Banks Central US - 11.64%
64,000	Bank of Oklahoma 5.75%, 5/15/17	63,709
50,000	GE Capital Retail Bank CD 1.75%, 4/2/17	50,550
50,000	GE Capital Retail Bank CD 1.50%, 3/28/18	49,868
50,000	GE Capital Retail Bank CD 2.00%, 4/13/18	50,756
		214,883
Commerce-Banks Eastern US - 21.10%
75,000	American Express Centurion CD 1.55%, 12/22/14	75,373
50,000	American Express Centurion CD 1.40%, 10/6/14	50,139
50,000	Discover Bank CD 1.45%, 3/1/17	51,094
40,000	Discover Bank CD 1.75%, 4/4/17	40,766
50,000	Goldman Sachs Bank CD 1.65%, 10/5/15	50,592
50,000	Goldman Sachs Bank CD 1.75%, 12/21/15	50,732
50,000	Goldman Sachs Bank CD 1.70%, 2/8/17	50,793
20,000	Goldman Sachs Bank CD 2.00%, 6/4/19	19,887
		389,376
Communication Services - 1.09%
20,000	Vodafone Group Plc. 1.625%, 3/20/17	20,161

Diversified Banking Institution - 17.87%
75,000	Bank of America Corp. 4.50%, 4/1/15	77,237
100,000	Citigroup, Inc. 5.00%, 9/15/14	100,885
25,000	Goldman Sachs Group, Inc. 2.00%, 5/13/20	24,877
25,000	JP Morgan Chase & Co. 2.60%, 1/15/16	25,684
50,000	Morgan Stanley 3.45%, 11/2/15	51,735
50,000	Royal Bank of Canada 2.00%, 1/29/21	49,410
		329,828
Electric Services - 1.10%
20,000	ABB Finance USA, Inc.1.625%, 5/8/17	20,252

Finance Investor Broker-Banker - 5.90%
100,000	Merrill Lynch, 6.05%, 5/16/16 MTN	108,767

Food & Beverage - 1.34%
25,000	Beam, Inc. 1.75%, 6/15/18	24,642

Gold & Silver Ores - 1.36%
25,000	Goldcorp, Inc.	25,075

Integrated Oils - 1.36%
25,000	Petrobras Global Fin 2.00%, 5/20/16	25,036

Medical-HMO - 1.33%
25,000	Catholic Health 1.60%, 11/1/17	24,604

Sovereign Agency - 4.38%
80,000	Federal National Mortgage Association, 2.625%, 11/20/14	80,777

Steel- Producers - 2.80%
50,000	Arcelormittal MTNA 3.75%, 3/1/16	51,750

Telephone-Integrated - 1.79%
30,000	Centurylink, Inc. 6.00%, 4/1/17	33,113

Water, Sewer, Pipeline - 1.37%
25,000	Kinder Morgan Energy Partners LP., 2.65%, 2/1/19	25,302

Wholesale - Hardware - 1.36%
25,000	Intel Corp. 1.35%, 12/15/17	25,007

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,450,523) - 79.54%		1,467,719

EXCHANGE TRADED FUNDS - 9.90%
900	iShares Lehman TIPS Bond	103,824
1,500	Vanguard Mortgage-Backed Securities	78,930
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $170,978) - 9.90%		182,754

MUNICIPAL BONDS - 1.63%
30,000	Wayne County Municipal Txbl 2.25%, 12/1/14	30,014
TOTAL FOR MUNICIPAL BONDS (Cost $30,000) - 1.63%		30,014

REAL ESTATE INVESTMENT TRUSTS - 5.66%
100,000	Health Care REIT, Inc. 3.625% 3/15/16	104,520
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $97,500) - 5.66%		104,520

REVENUE BOND - 2.07%
50,000	Government Development Bank for Puerto Rico 3.875%, 2/1/17	38,241
TOTAL FOR REVENUE BOND (Cost $44,245) - 2.07%		38,241

SHORT TERM INVESTMENTS - 0.63%
11,636	Federated Prime Obligations Fund - Institutional Class 0.02% * (Cost $11,636)	11,636

TOTAL INVESTMENTS (Cost $1,804,882) - 99.43%		1,834,884

OTHER ASSETS LESS LIABILITIES - 0.57%		10,482

NET ASSETS - 100.00%		$ 1,845,366

* Variable rate security; the coupon rate shown represents the yield at June 30, 2014.
The accompanying notes are an integral part of these financial statements.

STAAR International Fund (SITIX)
	Schedule of Investments
	June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCK - 5.48%

Agricultural Chemicals - 0.42%
300	Potash Corp. of Saskatchewan, Inc.	$ 11,388

Agriculture Production-Crops - 0.35%
1,000	Adecoagro S.A. *	9,440

Beverages - 1.41%
300	Diageo Plc. ADR	38,181

Crude Petroleum & Natural Gas - 0.53%
2,000	Pengrowth Energy Corp.	14,360

Petroleum Refining - 1.03%
900	Statoil ASA ADR	27,747

Services - Business Services - 0.60%
200	Accenture Plc Class A	16,168

Services-Equipment Rental & Leasing, NEC - 0.72%
500	Textainer Group Holdings Ltd.	19,310

Telephone Communications - 0.42%
12,000	Elephant Talk Communications Corp. *	11,400

TOTAL FOR COMMON STOCK (Cost $120,000) - 5.48%		147,994

EXCHANGE TRADED FUNDS - 24.56%
1,800	Builders Emerging Markets 50 ADR Index Fund	70,416
1,200	DB X-Trackers MSCI EAFE Hedged Equity Fund	33,120
1,200	iShares MSCI Australia Index Fund	31,356
200	iShares MSCI Brazil Index Fund	9,556
500	iShares MSCI Canada Index Fund	16,105
200	iShares MSCI Chile Capped	9,074
1,600	iShares MSCI Emerging Markets Index Fund	69,168
300	iShares MSCI Frontier 100 Fund	10,821
1,600	iShares MSCI Malaysia Index Fund	25,408
600	iShares MSCI S&P Latin America 40 Index Fund	22,950
1,700	iShares MSCI Singapore Index Fund	22,984
600	iShares MSCI Sweden Index Fund	21,168
900	iShares MSCI Switzerland Index Fund	30,888
150	SPDR S&P Emerging Asia Pacific Fund	12,406
200	Vanguard Global Ex-U.S Real Estate	11,610
500	WisdomTree Australia Dividend Fund	30,795
1,100	WisdomTree DIEFA High Yield Equity Fund	53,988
600	WisdomTree India Earnings Fund	13,482
500	WisdomTree International Dividend Ex-Financial Fund	25,335
2,200	WisdomTree International Small Cap Dividend Fund	142,516
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $596,690) - 24.56%		663,146

OPEN END MUTUAL FUNDS - 62.96%
4,962	American Europacific Growth Fund Class-F-1 *	250,592
4,877	Calamos International Growth Class A *	99,830
4,114	Harbor International Fund Institutional Class *	305,117
3,916	Putnam International Capital Opportunities Fund Class A *	159,988
13,263	Sextant International Fund *	226,396
17,865	T Rowe Price International Growth & Income Funds *	293,878
6,785	Franklin Templeton Developing Markets Trust Class A *	156,400
12,869	The Aberdeen International Equity Fund Institutional Service Class	207,969
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $1,048,889) - 62.96%		1,700,170

SHORT TERM INVESTMENTS - 5.32%
143,758	Federated Prime Obligations Fund - Institutional Class 0.01% ** (cost $143,758)	143,758

TOTAL INVESTMENTS (Cost $1,909,337) - 98.32%		2,655,068

OTHER ASSETS LESS LIABILITIES - 1.68%		45,224

NET ASSETS - 100.00%		$ 2,700,292

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2014.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

STAAR Larger Company Stock Fund (SITLX)
	Schedule of Investments
	June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCK - 22.88%

Aircraft - 0.56%
150	The Boeing Co.	$ 19,085

Beverages - 0.79%
300	Pepsico, Inc.	26,802

Computer & Office Equipment - 0.53%
100	International Business Machines Corp.	18,127

Converted Paper & Paperboard Products - 0.98%
300	Kimberly Clark Corp.	33,366

Crude Petroleum & Natural Gas - 2.64%
200	Anadarko Petroleum Corp.	21,894
400	Antero Resources Corp. *	26,252
300	Cenovus Energy Inc.	9,711
150	Devon Energy Corp.	11,910
200	Apache Corp.	20,124
		89,891
Electric Services - 2.00%
900	PPL Corp.	31,977
800	Southern Co.	36,304
		68,281
Electrical Work - 0.41%
400	Quanta Services, Inc. *	13,832

Electronic Connectors - 0.85%
300	Amphenol Corp. Class A	28,902

Engines & Turbines - 0.91%
200	Cummins, Inc.	30,858

Heavy Construction Other Than Blgs Const - Contractors - 0.47%
300	Jacobs Engineering Group, Inc. *	15,984

Measuring & Controlling Devices - 0.65%
600	Trimble Navigation Ltd. *	22,170

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 1.29%
700	V.F. Corp.	44,100

National Commercial Banks - 0.93%
600	Wells Fargo & Co.	31,536

Oil & Gas Field Machinery & Equipment - 0.91%
200	National Oilwell Varco, Inc.	16,470
400	NOW, Inc. *	14,484
		30,954
Petroleum Refining - 0.51%
400	Hollyfrontier Corp.	17,476

Pharmaceutical Preparations - 0.57%
600	Zoetis, Inc.	19,362

Plastic Materials, Synthetic Resins & Non Vulcan Elastomers - 0.77%
300	Eastman Chemical Co.	26,205

Railroads, Line-Haul Operating - 0.63%
200	Kansas City Southern	21,502

Retail-Variety Stores - 1.01%
300	Costco Wholesale Corp.	34,548

Retail-Grocery Stores - 0.48%
500	Sprouts Farmers Market, Inc. *	16,360

Semiconductors & Related Devices - 1.00%
700	Microchip Technology, Inc.	34,167

Services-Equipment Rental & Leasing, Nec - 0.61%
200	United Rentals, Inc. *	20,946

Services-Prepackaged Software - 1.23%
700	3D Systems Corp. *	41,860

Soap, Detergents, Cleaning Preparations, Perfumes & Cosmetics - 0.46%
200	Procter & Gamble Co.	15,718

Telephone Communications - 1.05%
100	Equinix, Inc. *	21,009
300	Verizon Communications, Inc.	14,679
		35,688
Wholesale-Drugs, Proprietaries & Druggists' Sundries- 0.64%
300	AmerisourceBergen Corp.	21,798

TOTAL FOR COMMON STOCK (Cost $651,057) - 22.88%		779,518

EXCHANGE TRADED FUNDS - 13.43%
700	Consumer Staples Select Sector SPDR	31,234
200	iShares Core S&P 500	39,400
200	iShares Dow Jones US Healthcare Sector Index	25,642
400	iShares Dow Jones US Medical Devices Index	40,808
400	iShares Dow Jones US Real Estate Index	28,716
100	iShares Nasdaq Biotechnology	25,703
1,800	iShares Russell Mid Cap Growth Index	161,208
200	iShares S&P North American Natural Resources	9,990
200	iShares U.S. Basic Materials	17,506
350	Market Vectors Agribusiness *	19,254
500	Vanguard REIT Index	37,420
500	First Trust ISE Cloud Computing Index	13,520
100	WisdomTree Total Earnings	7,065
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $297,789) - 13.43%		457,466

OPEN-END MUTUAL FUNDS - 55.45%
6,727	AF Fundamental Investors Fund Class F-1	362,703
14,272	AMG Yacktman Service	351,938
11,751	Brown Advisory Growth Equity Inst *	224,088
1,041	Calamos Growth Class A *	50,301
8,021	Franklin Rising Dividends Fund Class A	405,041
2,272	Heartland Select Value Fund *	80,736
3,608	Mairs & Power Growth Fund *	414,669
TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $974,814) - 55.45%		1,889,476

REAL ESTATE INVESTMENT TRUSTS - 3.76%
400	American Tower Corp.	35,992
300	Boston Properties, Inc.	35,454
500	HCP, Inc.	20,690
75	Public Storage, Inc.	12,851
700	Weyerhaeuser Co.	23,163
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $111,862) - 3.76%		128,150

SHORT TERM INVESTMENTS - 4.75%
161,791	Federated Prime Obligations Fund - Institutional Class 0.02% ** (Cost $161,791)	161,791

TOTAL INVESTMENTS (Cost $2,197,313) - 100.27%		3,416,401

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.27)%		(9,016)

NET ASSETS - 100.00%		$ 3,407,385

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2014.
The accompanying notes are an integral part of these financial statements.

	STAAR Short-Term Bond Fund (SITBX)
	Schedule of Investments
	June 30, 2014 (Unaudited)

Shares/Principal		Value

CORPORATE/GOVERNMENT BONDS - 72.38%

Aerospace & Defense - 4.56%
65,000	L-3 Communications Corp. 1.5%, 5/28/17	$ 65,089

Banking - 5.61%
30,000	Barclays Bank Delaware CD 1.15%, 7/3/17	29,873
50,000	Sallie Mae/ Salt Lake CD 1.20% 11/7/16	50,173
		80,046
Commerce-Banks Eastern US - 10.57%
100,000	American Express Centurion CD 1.55%, 12/22/14	100,497
25,000	Discover Bank CD 2.05%, 10/9/18	25,169
25,000	Goldman Sachs Bank CD 1.15%, 8/24/15	25,133
		150,799
Commerce-US Banks Domestic - 13.58%
20,000	GE Capital Bank CD 1.15%, 5/23/17	19,918
20,000	GE Capital Retail Bank CD 1.00%, 1/17/17	19,949
50,000	GE Capital Retail Bank CD 1.05%, 2/28//17	49,995
25,000	Goldman Sachs Bank CD 1.00%, 2/6/17	25,040
49,000	Goldman Sachs Bank CD 1.05%, 4/17/17	48,931
30,000	Synchrony Bank CD 1.10%, 6/13/17	29,880
		193,713
Commercial Banks Non US - 1.05%
15,000	Firstbank Puerto Rico CD 0.90%, 6/21/16	15,016

Communication Services, Nec - 2.48%
10,000	AT&T, Inc. Global NT 1.60% 2/15/2017	10,117
25,000	BPCE Global NT 1.70% 4/25/2016	25,230
		35,347
Diversified Banking Institution - 14.08%
40,000	Ally Bank CD 1.10%, 8/22/2016	40,176
25,000	Bank of America Corp. 1.25%, 1/11/16	25,187
60,000	Capital One Fin. Corp. 1.00%, 11/6/15	60,164
25,000	Citigroup, Inc. FR 1.25%, 1/15/2016	25,151
40,000	Citigroup, Inc. 1.30%, 4/1/2016	40,239
10,000	JP Morgan Chase & Co MTBE 1.10% 10/15/15	10,041
		200,958
Exploration & Production - 2.11%
30,000	CNOOC Finance 2013 Ltd. SR NT 1.125%, 5/9/2016	30,066

Finance Investor Broker/Banker - 1.81%
25,000	Jefferies Group, Inc. 3.875%, 11/09/15	25,799

Services-Health Services - 1.75%
25,000	Amerisourcebergen Corp. 1.15%, 5/15/17	24,971

Short Term Corporate - 6.70%
35,000	Nomura Holdings Inc. 2.00%, 9/13/16	35,571
60,000	Petrobras Global Fin. 2.00%, 5/20/16	60,087
		95,658
Surgical & Medical Instruments - 4.90%
70,000	Carefusion Corp. 1.45%, 5/15/17	69,948

Travel & Lodging - 2.12%
30,000	Carnival Corp. SR NT 1.20% 2/5/2016	30,178

Wholesale - Hardware - 1.06%
15,000	Dell, Inc. NT 2.30%, 9/10/2015	15,136

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,028,195) - 72.38%		1,032,724

EXCHANGE TRADED FUNDS - 7.62%
1,000	iShares Lehman 1-3 Year Treasury Bond	84,560
300	Vanguard Short-Term Corporate Bond Index Fund	24,111
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $107,650) - 7.62%		108,671

MUNICIPAL BONDS - 2.80%
40,000	Wayne County Municipal Txbl 2.25%, 12/1/14	40,019
TOTAL FOR MUNICIPAL BONDS (Cost $40,000) - 2.80%		40,019

SHORT TERM INVESTMENTS - 20.86%
297,574	Federated Prime Obligations Fund - Institutional Shares 0.02% * (Cost $297,574)	297,574

TOTAL INVESTMENTS (Cost $1,473,419) - 103.66%		1,478,988

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.66)%		(52,228)

NET ASSETS - 100.00%		$ 1,426,760

* Variable rate security; the coupon rate shown represents the yield at June 30, 2014.
The accompanying notes are an integral part of these financial statements.

STAAR Smaller Company Stock Fund (SITSX)
	Schedule of Investments
	June 30, 2014 (Unaudited)

Shares		Value

COMMON STOCK - 9.98%

Crude Petroleum & Natural Gas - 0.90%
5,000	Pengrowth Energy Corp.	$ 35,900

Footwear (No Rubber) - 0.86%
1,000	Steve Madden Ltd. *	34,300

Mining & Quarrying of Nonmetal - 1.11%
800	U.S. Silica Holdings, Inc.	44,352

Miscellaneous Food Preparation - 0.99%
3,500	Inventure Foods, Inc. *	39,445

Perfumes, Cosmetics & Other Toilet Preparations - 0.36%
500	United Guardian, Inc.	14,305

Petroleum Refining - 0.62%
250	BP Prudhoe Bay Royalty Trust Co.	24,735

Pharmaceutical Preparations - 0.87%
15,500	Apricus Biosciences, Inc. *	34,875

Retail-Auto Dealers & Gasoline - 1.04%
1,200	CST Brands, Inc.	41,400

Services-Commercial Physical & Biological Research - 1.19%
900	Parexel International Corp. *	47,556

Services-Equipment Rental & Leasing, Nec - 0.26%
100	United Rentals, Inc. *	10,473

Surgical & Medical Instruments - 0.30%
200	ICU Medical, Inc. *	12,162

Telephone Communications - 0.71%
30,000	Elephant Talk Communications Corp. *	28,500

Wholesale-Hardware & Plumbing & Heating Equipment & Supplies - 0.77%
300	Watsco, Inc.	30,828

TOTAL FOR COMMON STOCK (Cost $329,950) - 9.98%		398,831

EXCHANGE TRADED FUNDS - 31.45%
1,300	iShares Micro-Cap	98,956
1,000	iShares Russell 2000 Value Index	103,260
4,250	iShares S&P Smallcap 600 Growth Index	513,358
700	PowerShares Global Water Portfolio	17,185
600	WisdomTree Midcap Earnings	55,470
6,700	WisdomTree Smallcap Dividend	469,201
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $795,398) - 31.45%		1,257,430

OPEN END MUTUAL FUNDS - 50.41%
9,739	Columbia Acorn Fund Class Z *	365,228
9,265	Franklin Microcap Value Fund Class A *	372,727
4,991	Keeley Smallcap Value Fund Class A *	197,257
5,499	Satuit Capital U.S. Emerging Companies Fund Class A *	197,242
12,278	Aberdeen Smallcap Fund Class A *	292,084
62,317	Wasatch Smallcap Value Fund *	383,872
11,164	William Blair Smallcap Value Fund Class I *	207,092
TOTAL FOR OPEN END MUTUAL FUNDS (Cost $1,326,687) - 50.41%		2,015,502

REAL ESTATE INVESTMENT TRUSTS - 2.32%
700	EastGroup Properties, Inc.	44,961
2,500	Medical Properties Trust, Inc.	33,100
700	One Liberties Properties, Inc.	14,938
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $74,889) - 2.32%		92,999

SHORT TERM INVESTMENTS - 5.63%
225,007	Federated Prime Obligations Fund - Institutional Class 0.02%** (Cost $225,007)	225,007

TOTAL INVESTMENTS (Cost $2,751,931) - 99.79%		3,989,769

OTHER ASSETS LESS LIABILITIES - 0.21%		8,290

NET ASSETS - 100.00%		$ 3,998,059

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2014.
The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds
Statements of Assets and Liabilities
June 30, 2014 (Unaudited)

Assets:	ACF	GBF	INTF	LCSF	STBF	SCSF
Investments in Securities, at Value
(Cost $2,333,513; $1,804,882; $1,909,337; $2,197,313;	$ 3,367,571	$ 1,834,884	$ 2,655,068	$ 3,416,401	$ 1,478,988	$ 3,989,769
$1,473,419; $2,751,931, respectively)
Receivables:
Portfolio Securities Sold	45,518	-	39,883	15,773	-	5,773
Dividends and Interest	4,990	10,756	5,009	1,251	2,946	1,122
Prepaid Expenses	3,502	1,879	2,810	3,619	1,286	4,201
Total Assets	3,421,581	1,847,519	2,702,770	3,437,044	1,483,220	4,000,865
Liabilities:
Payables:
Accrued Management Fees to Affiliate (Note 3)	749	126	592	746	98	871
Accrued Administrative Fees	94	51	74	93	39	109
Accrued Trustee Fees	19	10	44	-	-	58
Accrued Distribution Fees	18	53	18	29	33	7
Other Accrued Expenses	1,489	1,885	1,750	1,498	1,195	1,761
Portfolio Securities Purchased	-	-	-	27,293	55,095	-
Dividends Payable	-	28	-	-	-	-
Total Liabilities	2,369	2,153	2,478	29,659	56,460	2,806
Net Assets	$ 3,419,212	$ 1,845,366	$ 2,700,292	$ 3,407,385	$ 1,426,760	$ 3,998,059

Net Assets Consist of:
Paid In Capital	$ 2,390,111	$ 1,967,637	$ 1,930,965	$ 2,278,556	$ 1,487,532	$ 3,149,343
Accumulated Undistributed Net Investment Loss on Investments	(181,379)	(530)	(148,428)	(343,480)	(55,248)	(531,850)
Accumulated Undistributed Realized Gain (Loss) on Investments	176,422	(151,743)	172,024	253,221	(11,093)	142,728
Unrealized Appreciation in Value of Investments	1,034,058	30,002	745,731	1,219,088	5,569	1,237,838
Net Assets (for 215,277; 185,034; 210,070; 205,936;	$ 3,419,212	$ 1,845,366	$ 2,700,292	$ 3,407,385	$ 1,426,760	$ 3,998,059
158,950; 260,508, shares outstanding, respectively)
Net Asset Value and Offering Price Per Share	$ 15.88	$ 9.97	$ 12.85	$ 16.55	$ 8.98	$ 15.35

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds
Statements of Operations
For the six months ended June 30, 2014 (Unaudited)

	ACF	GBF	INTF	LCSF	STBF	SCSF
Investment Income:
Dividends (net of foreign tax withholding of $263, $0, $285, $0, $0, $92 respectively)	$ 16,477	$ 1,413	$ 19,608	$ 16,381	$ 285	$ 12,064
Interest	22	23,128	15	16	8,996	22
Total Investment Income	16,499	24,541	19,623	16,397	9,281	12,086

Expenses:
Advisory Fees (Note 3)	13,426	2,319	10,939	13,649	1,663	16,116
Distribution Fees (Note 3)	139	327	80	145	262	150
Transfer Agent and Fund Accounting Fees	5,766	3,559	4,552	5,866	2,534	6,897
Administrative Fees	1,678	928	1,367	1,706	665	2,015
Audit Fees	3,611	2,172	3,014	3,710	1,331	4,380
Legal Fees	1,810	1,167	1,448	1,910	724	2,222
Custody Fees	1,720	1,367	1,539	1,539	1,312	1,529
Printing Fees	262	150	262	298	181	452
Insurance Fees	1,590	975	1,341	1,624	605	1,909
Director's Fees	831	533	815	865	387	1,195
Registration Fees	814	488	671	815	306	958
Other	1,086	581	1,015	1,267	543	1,648
Total Expenses	32,733	14,566	27,043	33,394	10,513	39,471

Net Investment Income (Loss)	(16,234)	9,975	(7,420)	(16,997)	(1,232)	(27,385)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	155,055	3,234	163,915	304,821	3	135,848
Capital gain distributions from investment companies	11,940	-	-	4,255	-	7,660
Net Change in Unrealized Appreciation (Depreciation) on Investments	48,098	(1,296)	(66,964)	(163,999)	677	(57,159)
Net Realized and Unrealized Gain (Loss) on Investments	215,093	1,938	96,951	145,077	680	86,349

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 198,859	$ 11,913	$ 89,531	$ 128,080	$ (552)	$ 58,964

The accompanying notes are an integral part of these financial statements.

STAAR Alternative Categories Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2014	12/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (16,234)	$ (13,321)
Net Realized Gain on Investments	166,995	136,632
Net Change in Unrealized Appreciation on Investments	48,098	454,421
Net Increase in Net Assets Resulting from Operations	198,859	577,732

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	(140,174)
Net Change in Net Assets from Distributions	-	(140,174)

Capital Share Transactions:
Proceeds from Sale of Shares	42,597	286,078
Shares Issued on Reinvestment of Dividends	-	139,490
Cost of Shares Redeemed	(321,705)	(180,033)
Net Increase (Decrease) from Shareholder Activity	(279,108)	245,535

Net Assets:
Net Increase (Decrease) in Net Assets	(80,249)	683,093
Beginning of Period	3,499,461	2,816,368
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(181,379) and $(165,145), respectively)	$ 3,419,212	$ 3,499,461

The accompanying notes are an integral part of these financial statements.

STAAR General Bond Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2014	12/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 9,975	$ 30,564
Net Realized Gain on Investments	3,234	3,762
Net Change in Unrealized Depreciation on Investments	(1,296)	(47,916)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,913	(13,590)

Distributions to Shareholders from:
Net Investment Income	(9,975)	(30,471)
Realized Gains	-	-
Net Change in Net Assets from Distributions	(9,975)	(30,471)

Capital Share Transactions:
Proceeds from Sale of Shares	86,326	139,123
Shares Issued on Reinvestment of Dividends	9,904	30,286
Cost of Shares Redeemed	(324,036)	(431,248)
Net Decrease from Shareholder Activity	(227,806)	(261,839)

Net Assets:
Net Decrease in Net Assets	(225,868)	(305,900)
Beginning of Period	2,071,234	2,377,134
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(530) and $(530), respectively)	$ 1,845,366	$2,071,234

The accompanying notes are an integral part of these financial statements.

STAAR International Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2014	12/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (7,420)	$ (5,088)
Net Realized Gain on Investments	163,915	18,761
Net Change in Unrealized Appreciation (Depreciation) on Investments	(66,964)	213,371
Net Increase in Net Assets Resulting from Operations	89,531	227,044

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	(18,768)
Net Change in Net Assets from Distributions	-	(18,768)

Capital Share Transactions:
Proceeds from Sale of Shares	16,806	215,067
Shares Issued on Reinvestment of Dividends	-	18,665
Cost of Shares Redeemed	(391,058)	(121,402)
Net Increase (Decrease) from Shareholder Activity	(374,252)	112,330

Net Assets:
Net Increase (Decrease) in Net Assets	(284,721)	320,606
Beginning of Period	2,985,013	2,664,407
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(148,428) and $(141,008), respectively)	$ 2,700,292	$2,985,013

The accompanying notes are an integral part of these financial statements.

STAAR Larger Company Stock Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2014	12/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (16,997)	$ (24,103)
Net Realized Gain on Investments	309,076	160,868
Net Change in Unrealized Appreciation (Depreciation) on Investments	(163,999)	621,705
Net Increase in Net Assets Resulting from Operations	128,080	758,470

Capital Share Transactions:
Proceeds from Sale of Shares	17,426	160,977
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(432,180)	(194,844)
Net Decrease from Shareholder Activity	(414,754)	(33,867)

Net Assets:
Net Increase (Decrease) in Net Assets	(286,674)	724,603
Beginning of Period	3,694,059	2,969,456
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(343,480) and $(326,483), respectively)	$ 3,407,385	$ 3,694,059

The accompanying notes are an integral part of these financial statements.

STAAR Short-Term Bond Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2014	12/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (1,232)	$ 8,763
Net Realized Gain on Investments	3	4,053
Net Change in Unrealized Appreciation (Depreciation) on Investments	677	(10,850)
Net Increase (Decrease) in Net Assets Resulting from Operations	(552)	1,966

Distributions to Shareholders from:
Net Investment Income	-	(8,686)
Realized Gains	-	-
Net Change in Net Assets from Distributions	-	(8,686)

Capital Share Transactions:
Proceeds from Sale of Shares	335,058	386,285
Shares Issued on Reinvestment of Dividends	-	8,614
Cost of Shares Redeemed	(194,387)	(381,659)
Net Increase from Shareholder Activity	140,671	13,240

Net Assets:
Net Increase in Net Assets	140,119	6,520
Beginning of Period	1,286,641	1,280,121
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(55,248) and $(54,016), respectively)	$ 1,426,760	$ 1,286,641

The accompanying notes are an integral part of these financial statements.

STAAR Smaller Company Stock Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2014	12/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (27,385)	$ (46,381)
Net Realized Gain on Investments	143,508	152,560
Net Change in Unrealized Appreciation (Depreciation) on Investments	(57,159)	957,490
Net Increase in Net Assets Resulting from Operations	58,964	1,063,669

Distributions to Shareholders from:
Net Investment Income	-	-
Realized Gains	-	(94,437)
Net Change in Net Assets from Distributions	-	(94,437)

Capital Share Transactions:
Proceeds from Sale of Shares	18,361	314,330
Shares Issued on Reinvestment of Dividends	0	94,036
Cost of Shares Redeemed	(481,797)	(228,684)
Net Increase (Decrease) from Shareholder Activity	(463,436)	179,682

Net Assets:
Net Increase (Decrease) in Net Assets	(404,472)	1,148,914
Beginning of Period	4,402,531	3,253,617
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(531,850) and $(504,465), respectively)	$ 3,998,059	$ 4,402,531

The accompanying notes are an integral part of these financial statements.

STAAR Alternative Categories Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2014		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Net Asset Value, at Beginning of Period	$ 14.97		$ 13.00	$ 11.96	$ 12.92	$ 11.50	$ 9.74

Income From Investment Operations: ***
Net Investment Loss *	(0.07)		(0.06)	(0.06)	(0.09)	(0.11)	(0.10)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.98		2.65	1.16	(0.87)	1.53	1.86
Total from Investment Operations	0.91		2.59	1.10	(0.96)	1.42	1.76

Distributions:
From Net Investment Income	-		-	-	-	-	-
From Net Realized Gain	-		(0.62)	(0.06)	-	-	-
Total from Distributions	-		(0.62)	(0.06)	-	-	-

Net Asset Value, at End of Period	$ 15.88		$ 14.97	$ 13.00	$ 11.96	$ 12.92	$ 11.50

Total Return **	6.08%	(b)	20.01%	9.18%	(7.43)%	12.35%	18.07%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,419		$ 3,499	$ 2,816	$ 2,790	$ 3,159	$ 2,910
Ratio of Expenses to Average Net Assets	1.95%	(a)	1.96%	2.16%	2.23%	2.19%	2.34%
Ratio of Net Investment Loss to Average Net Assets	(0.97)%	(a)	(0.42)%	(0.46)%	(0.72)%	(0.91)%	(0.95)%
Portfolio Turnover	8.19%	(b)	21.90%	10.84%	36.55%	22.58%	34.12%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a) Annualized.
(b) Not Annualized.
The accompanying notes are an integral part of these financial statements.

STAAR General Bond Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2014		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Net Asset Value, at Beginning of Period	$ 9.96		$ 10.17	$ 9.85	$ 9.97	$ 9.86	$ 9.65

Income From Investment Operations: ***
Net Investment Income *	0.05		0.14	0.14	0.15	0.17	0.24
Net Gain (Loss) on Securities (Realized and Unrealized)	0.01		(0.21)	0.32	(0.12)	0.10	0.34
Total from Investment Operations	0.06		(0.07)	0.46	0.03	0.27	0.58

Distributions:
From Net Investment Income	(0.05)		(0.14)	(0.14)	(0.15)	(0.16)	(0.37)
From Net Realized Gain	-		-	-	-	-	-
Total from Distributions	(0.05)		(0.14)	(0.14)	(0.15)	(0.16)	(0.37)

Net Asset Value, at End of Period	$ 9.97		$ 9.96	$ 10.17	$ 9.85	$ 9.97	$ 9.86

Total Return **	0.65%	(b)	(0.68)%	4.68%	0.32%	2.79%	6.13%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,845		$ 2,071	$ 2,377	$ 2,435	$ 2,592	$ 2,193
Ratio of Expenses to Average Net Assets	1.57%	(a)	1.46%	1.61%	1.71%	1.70%	1.75%
Ratio of Net Investment Income to Average Net Assets	1.08%	(a)	1.37%	1.37%	1.50%	1.68%	2.44%
Portfolio Turnover	4.93%	(b)	5.07%	22.53%	88.18%	69.10%	37.18%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a) Annualized.
(b) Not Annualized.
The accompanying notes are an integral part of these financial statements.

STAAR International Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2014		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Net Asset Value, at Beginning of Period	$ 12.42		$ 11.54	$ 10.49	$ 12.59	$ 11.44	$ 8.70

Income From Investment Operations: ***
Net Investment Loss *	(0.03)		(0.02)	(0.03)	(0.06)	(0.08)	(0.09)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.46		0.98	1.29	(1.90)	1.23	2.83
Total from Investment Operations	0.43		0.96	1.26	(1.96)	1.15	2.74

Distributions:
From Net Investment Income	-		-	-	-	-	-
From Net Realized Gain	-		(0.08)	(0.21)	(0.14)	-	-
Total from Distributions	-		(0.08)	(0.21)	(0.14)	-	-

Net Asset Value, at End of Period	$ 12.85		$ 12.42	$ 11.54	$ 10.49	$ 12.59	$ 11.44

Total Return **	3.46%	(b)	8.31%	11.98%	(15.55)%	10.05%	31.49%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,700		$ 2,985	$ 2,664	$ 2,509	$ 3,209	$ 3,030
Ratio of Expenses to Average Net Assets	1.98%	(a)	1.98%	2.17%	2.22%	2.17%	2.31%
Ratio of Net Investment Loss to Average Net Assets	(0.54)%	(a)	(0.18)%	(0.31)%	(0.53)%	(0.69)%	(0.90)%
Portfolio Turnover	4.30%	(b)	14.37%	12.86%	47.81%	8.68%	15.30%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a) Annualized.
(b) Not Annualized.
The accompanying notes are an integral part of these financial statements.

STAAR Larger Company Stock Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2014		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Net Asset Value, at Beginning of Period	$ 15.92		$ 12.67	$ 11.43	$ 11.91	$ 10.52	$ 9.03

Income From Investment Operations: ***
Net Investment Loss *	(0.08)		(0.10)	(0.08)	(0.12)	(0.10)	(0.11)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.71		3.35	1.32	(0.36)	1.49	1.60
Total from Investment Operations	0.63		3.25	1.24	(0.48)	1.39	1.49

Net Asset Value, at End of Period	$ 16.55		$ 15.92	$ 12.67	$ 11.43	$ 11.91	$ 10.52

Total Return **	3.96%	(b)	25.65%	10.85%	(4.03)%	13.21%	16.50%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,407		$ 3,694	$ 2,969	$ 2,991	$ 3,248	$ 2,922
Ratio of Expenses to Average Net Assets	1.96%	(a)	1.94%	2.14%	2.22%	2.19%	2.30%
Ratio of Net Investment Loss to Average Net Assets	(1.00)%	(a)	(0.72)%	(0.66)%	(1.01)%	(0.97)%	(1.15)%
Portfolio Turnover	8.82%	(b)	15.81%	5.55%	32.42%	45.48%	17.08%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a) Annualized.
(b) Not Annualized.
The accompanying notes are an integral part of these financial statements.

STAAR Short-Term Bond Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2014		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Net Asset Value, at Beginning of Period	$ 8.98		$ 9.02	$ 8.86	$ 9.02	$ 9.23	$ 9.21

Income From Investment Operations: ***
Net Investment Income (Loss) *	(0.01)		0.06	0.06	0.06	0.05	0.10
Net Gain (Loss) on Securities (Realized and Unrealized)	0.01		(0.04)	0.16	(0.14)	0.01	0.06
Total from Investment Operations	0.00		0.02	0.22	(0.08)	0.06	0.16

Distributions:
From Net Investment Income	-		(0.06)	(0.06)	(0.06)	(0.06)	(0.14)
Return of Capital	-		-	-	(0.02)	(0.21)	-
From Net Realized Gain	-		-	-	-	-	-
Total from Distributions	-		(0.06)	(0.06)	(0.08)	(0.27)	(0.14)

Net Asset Value, at End of Period	$ 8.98		$ 8.98	$ 9.02	$ 8.86	$ 9.02	$ 9.23

Total Return **	0.00%	(b)	0.23%	2.48%	(0.85)%	0.67%	1.79%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,427		$ 1,287	$ 1,280	$ 1,457	$ 1,687	$ 3,201
Ratio of Expenses to Average Net Assets	1.58%	(a)	1.52%	1.55%	1.66%	1.80%	1.82%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.19)%	(a)	0.69%	0.64%	0.69%	0.51%	1.11%
Portfolio Turnover	4.48%	(b)	48.25%	16.74%	99.92%	92.33%	78.72%
Such Ratios are After Effect of Expenses Waived	-		-	(0.04)%	(0.12)%	-	-

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a) Annualized.
(b) Not Annualized.
The accompanying notes are an integral part of these financial statements.

STAAR Smaller Company Stock Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2014		12/31/2013	12/31/2012	12/31/2011	12/31/2010	12/31/2009

Net Asset Value, at Beginning of Period	$ 15.09		$ 11.67	$ 10.35	$ 11.26	$ 9.32	$ 7.41

Income From Investment Operations: ***
Net Investment Loss *	(0.10)		(0.16)	(0.11)	(0.17)	(0.15)	(0.13)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.36		3.91	1.43	(0.74)	2.09	2.04
Total from Investment Operations	0.26		3.75	1.32	(0.91)	1.94	1.91

Distributions:
From Net Investment Income	-		-	-	-	-	-
From Net Realized Gain	-		(0.33)	-	-	-	-
Total from Distributions	-		(0.33)	-	-	-	-

Net Asset Value, at End of Period	$ 15.35		$ 15.09	$ 11.67	$ 10.35	$ 11.26	$ 9.32

Total Return **	1.72%	(b)	32.14%	12.75%	(8.08)%	20.82%	25.78%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,998		$ 4,403	$ 3,254	$ 3,046	$ 3,477	$ 2,824
Ratio of Expenses to Average Net Assets	1.96%	(a)	1.94%	2.13%	2.20%	2.16%	2.31%
Ratio of Net Investment Loss to Average Net Assets	(1.36)%	(a)	(1.21)%	(0.95)%	(1.53)%	(1.52)%	(1.68)%
Portfolio Turnover	2.97%	(b)	10.62%	14.95%	36.45%	12.96%	14.03%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

(a) Annualized.
(b) Not Annualized.
The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2014 (UNAUDITED)

Note 1. Organization

STAAR Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to STAAR Investment Trust in September 1998.  The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

The Trust consists of six separate series portfolios (Funds). The Funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund, which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

               STAAR Alternative Categories Fund (ACF)

               STAAR General Bond Fund (GBF)

               STAAR International Fund (INTF)

               STAAR Larger Company Stock Fund (LCSF)

               STAAR Short Term Bond Fund (STBF)

               STAAR Smaller Company Stock Fund (SCSF)

Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named.  Each fund may invest in other open-end funds (mutual funds), exchange traded funds (ETFs), closed-end funds and individual securities.  Each Fund of the Trust maintains asset diversification in accordance with Internal Revenue Service regulations.

Note 2. Summary of Significant Accounting Policies

Financial Accounting Standards Board Launches Accounting Standards Codification - The Financial Accounting Standards Board (“FASB”) has issued FASB ASC 105 (formerly FASB Statement No. 168), The “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009.

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

The Fund follows the guidance of ASC 815 regarding "Disclosures about Derivative Instruments and Hedging Activities."  This guidance requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  The Fund did not have any activity in derivatives for the year ended December 31, 2013.

Equity Securities (including exchange traded funds) - Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sales price. Lacking a last sales price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are not readily available are valued at their last bid price.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees and are generally categorized in level 2 or level 3, when appropriate, of the fair value hierarchy.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern Time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Accounting Standards Codification, 820 (ASC 820) - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective July 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•

Level 1 – quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

ACF

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 728,604	-	-	$ 728,604
Exchange Traded Funds	970,605	-	-	970,605
Open-End Funds	1,346,832	-	-	1,346,832
Real Estate Investment Trusts	146,310	-	-	146,310
Short-Term Investments	175,220	-	-	175,220
Total	$3,367,571	-	-	$3,367,571

GBF

Assets (b)	Level 1	Level 2	Level 3	Total
Corporate/Government Bonds	$ -	$1,467,719	-	$1,598,860
Exchange Traded Funds	182,754	-	-	200,976
Municipal Bonds	30,014	-	-	30,014
Real Estate Investment Trust	104,520	-	-	104,520
Revenue Bond	38,241	-	-	38,241
Short-Term Investments	11,636	-	-	11,636
Total	$ 367,165	$1,467,719	-	$1,834,884

INTF

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 147,994	-	-	$ 147,994
Exchange Traded Funds	663,146	-	-	663,146
Open-End Funds	1,700,170	-	-	1,700,170
Short-Term Investments	143,758	-	-	143,758
Total	$2,655,068	-	-	$2,655,068

LCSF

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$779,518	-	-	$779,518
Exchange Traded Funds	457,466	-	-	457,466
Open-End Funds	1,889,476	-	-	1,889,476
Real Estate Investment Trusts	128,150	-	-	128,150
Short-Term Investments	161,791	-	-	161,791
Total	$3,416,401	-	-	$3,416,401

STBF

Assets (b)	Level 1	Level 2	Level 3	Total
Corporate/Bonds	$ -	$1,032,724	-	$1,032,724
Exchange Traded Funds	108,671	-	-	108,314
Municipal Bonds	40,019	-	-	40,019
Short-Term Investments	297,574	-	-	297,574
Total	$ 446,264	$1,032,724	-	$1,478,988

SCSF

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 398,831	-	-	$ 398,831
Exchange Traded Funds	1,257,430	-	-	1,257,430
Open-End Funds	2,015,502	-	-	2,015,502
Real Estate Investment Trusts	92,999	-	-	92,999
Short-Term Investments	225,007	-	-	225,007
Total	$3,989,769	-	-	$3,989,769

(b) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Funds held no Level 3 securities any time during the six months ended June 30, 2014.  The Funds did not hold any derivative instruments at any time during the six months ended June 30, 2014. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds policy to recognize transfers into an out of Level 1 and Level 2 at the end of the reporting period.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes- The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Funds policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  Each Fund of the Trust maintains asset diversification in accordance with Internal Revenue Service regulations.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2011-2013, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the six months ended June 30, 2014, the Funds did not have a liability for any unrecognized tax benefits.  The Funds had no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders- The Funds intend to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Other- GAAP requires that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in capital.

Note 3. Investment Management Agreement and Other Transactions with Affiliates

The Board of Trustees approved a management agreement (the “Management Agreement”) with the Adviser to furnish investment advisory and management services to the Fund.  Beginning July 1, 2012 the Fund paid the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.25% for the STBF, 0.25% for the GBF, and 0.80% for all other portfolios.  For the six months ended June 30, 2014, the Adviser earned $13,426, $2,319, $10,939, $13,649, $1,663, and $16,116 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.  As of June 30, 2014, the Fund owed the Adviser for management fees $749, $126, $592, $746, $98, and $871 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.

Effective September 1, 1998, the Trust's shareholders approved a 12b-1 arrangement, which provides commission payments to broker/dealers who refer investors who become shareholders in STAAR Investment Trust.  For the six months ended June 30, 2014, the distribution fees were as follows, $139, $327, $80, $145, $262, and $150 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.  As of June 30, 2014, the Fund owed the $18, $53, $18, $29, $33, and $7 for the ACF, GBF, INTF, LCSF, STBF, and SCSF, respectively.

Certain affiliated persons holding shares in the six portfolios purchased such shares at net asset value.  Those affiliated persons held aggregate investments in the respective funds as of June 30, 2014, as follows:

	GBF	STBF	LCSF	SCSF	INTF	ACF
Affiliates - Shares Owned
J. Andre Weisbrod & Family	3,135	2,379	10,423	16,759	11,302	18,233
Employees	-	-	-	2,566	-	-
	3,135	2,379	10,423	19,325	11,302	18,233
Affiliates - Value of Shares Owned
J. Andre Weisbrod & Family	$ 31,256	$ 21,365	$ 172,501	$ 257,245	$ 145,228	$ 289,542
Employees	-	-	-	$ 39,392	-	-
	$ 31,256	$ 21,365	$ 172,501	$ 296,637	$ 145,228	$ 289,542

Shares Outstanding	185,034	158,950	205,936	260,508	210,070	215,277

Percentage of Ownership (Weisbrod+Employee)	1.69%	1.50%	5.06%	7.42%	5.38%	8.47%

Percentage of Ownership (Weisbrod only)	1.69%	1.50%	5.06%	6.43%	5.38%	8.47%

Mr. Weisbrod is an interested director because he is an owner of the Adviser.

Aggregate annual Trustee fees for the six months ended June 30, 2014, were $4,626.

Note 4. Capital Share Transactions

The Funds are authorized to issue an unlimited number of shares of a separate series.  Paid-in capital at June 30, 2014, was $2,390,111 representing 215,277 shares outstanding for the ACF, $1,967,637 representing 185,034 shares outstanding for the GBF, $1,930,965 representing 210,070 shares outstanding for the INTF, $2,278,556 representing 205,936 shares outstanding for the LCSF, $1,487,532 representing 158,950 shares outstanding for the STBF, and $3,149,343 representing 260,508 shares outstanding for the SCSF. Transactions in capital shares for the six months ended June 30, 2014 and the year ended December 31, 2013, were as follows:

	June 30, 2014
Shares	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	2,752	8,640	1,361	1,095	37,305	1,234
Shares issued on Reinvestment of Dividends	-	992	-	-	-	-
Shares Redeemed	(21,255)	(32,453)	(31,699)	(27,244)	(21,641)	(32,567)
Net Increase (Decrease)	(18,503)	(22,821)	(30,338)	(26,149)	15,664	(31,333)

	June 30, 2014
Dollar Value	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	$42,597	$86,326	$16,806	$17,426	$335,058	$18,361
Shares issued on Reinvestment of Dividends	-	9,904	-	-	-	-
Shares Redeemed	(321,705)	(324,035)	(391,058)	(432,180)	(194,387)	(481,797)
Net Increase (Decrease)	$(279,108)	$(227,805)	$(374,252)	$(414,754)	$ 140,671	$(463,436)

	December 31, 2013
Shares	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	20,427	13,743	18,288	11,345	42,881	23,840
Shares issued on Reinvestment of Dividends	9,382	3,019	1,503	-	958	6,232
Shares Redeemed	(12,718)	(42,723)	(10,241)	(13,611)	(42,409)	(17,117)
Net Decrease	17,091	(25,961)	9,550	(2,266)	1,430	12,955

	December 31, 2013
Dollar Value	ACF	GBF	INTF	LCSF	STBF	SCSF
Sale of Shares	$286,078	$139,123	$215,067	$160,977	$386,285	$314,330
Shares issued on Reinvestment of Dividends	139,490	30,286	18,665	-	8,614	94,036
Shares Redeemed	(180,033)	(431,248)	(121,402)	(194,844)	(381,659)	(228,684)
Net Decrease	$245,535	$(261,839)	$112,330	$(33,867)	$ 13,240	$179,682

Note 5. Investment Transactions

For the six months ended June 30, 2014, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $259,464 and $581,656 for the ACF, $344,205 and $89,413 for the GBF, $112,063 and $475,401 for the INTF, $289,850 and $825,306 for the LCSF, $423,602 and $50,000 for the STBF, and $114,340 and $696,823 for the SCSF, respectively.

Note 6. Tax Matters

At December 31, 2013, the tax cost basis for investments held were as follows: $2,513,796 for the ACF, $2,004,730 for the GBF, $2,174,755 for the INTF, $2,311,591 for the LCSF, $1,278,859 for the STBF, and $3,109,531 for the SCSF, respectively.

At December 31, 2013, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) are as follows:

ACF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$1,003,704	$(17,744)	$985,960

GBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$54,286	$(22,988)	$31,298

INTF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$831,229	$(18,534)	$812,695

LCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$1,396,229	$(13,142)	$1,383,087

STBF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$9,655	$(4,763)	$4,892

SCSF
Appreciation	Depreciation	Net Appreciation(Depreciation)
$1,315,048	$(20,051)	$1,294,997

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

ACF	Value
Undistributed ordinary loss	$ (165,145)
Undistributed capital gain	9,427
Unrealized appreciation on investments	985,960

GBF	Value
Undistributed ordinary loss	$ (530)
Undistributed capital loss	(154,977)
Unrealized appreciation on investments	31,298

INTF	Value
Undistributed ordinary loss	$ (141,008)
Undistributed capital gain	8,109
Unrealized appreciation on investments	812,695

LCSF	Value
Undistributed ordinary loss	$ (326,483)
Undistributed capital loss	(55,855)
Unrealized appreciation on investments	1,383,087

STBF	Value
Undistributed ordinary loss	$ (54,016)
Undistributed capital loss	(11,096)
Unrealized appreciation on investments	4,892

SCSF	Value
Undistributed ordinary loss	$ (504,465)
Undistributed capital loss	(780)
Unrealized appreciation on investments	1,294,997

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax-basis components of distributions paid for the six months ended June 30, 2014 and the year ended December 31, 2013 are as follows:

	ACF	GBF	INTF	LCSF	STBF	SCSF
June 30, 2014

Ordinary Distribution	$ -	$ 9,975	$ -	$ -	$ -	$ -
Capital Gain Distribution	$ -	$ -	$ -	$ -	$ -	$ -

December 31, 2013

Ordinary Distribution	$ -	$ 30,471	$ -	$ -	$8,686	$ -
Capital Gain Distribution	$140,174	$ -	$18,768	$ -	$ -	$94,437

As of December 31, 2013, the following net capital loss carryforwards existed for federal income tax purposes:

Year Expiring	ACF	GBF	INTF	LCSF	STBF	SCSF
2014	-	-	-	-	-	-
2015	-	-	-	-	-	-
2016	-	99,782	-	-	-	-
2017	-	55,195	-	-	11,098	-
2018	-	-	-	43,798	-	-
No Expiration	-	-	-	12,057	-	-
	$ -	$ 154,977	$ -	$ 55,855	$ 11,098	$ -

The above capital loss carryforwards may be used to offset capital gains realized during subsequent years and thereby relieve the Trust and its shareholders of any federal income tax liability with respect to the capital gains that are so offset.  The Trust will not make distributions from capital gains while a capital loss carryforward remains.

STAAR Investment Trust Funds
Expense Illustration
June 30, 2014 (Unaudited)

Expense Example

As a shareholder of the STAAR Investment Trust Funds, you incur ongoing costs which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2014 through June 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Alternative Categories
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2014	June 30, 2014	January 1, 2014 to June 30, 2014

Actual	$1,000.00	$1,060.79	$9.96
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.12	$9.74

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		General Bond
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2014	June 30, 2014	January 1, 2014 to June 30, 2014

Actual	$1,000.00	$1,006.47	$7.81
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.01	$7.85

* Expenses are equal to the Fund's annualized expense ratio of 1.57%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		International
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2014	June 30, 2014	January 1, 2014 to June 30, 2014

Actual	$1,000.00	$1,034.62	$9.99
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.98	$9.89

* Expenses are equal to the Fund's annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Larger Company
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2014	June 30, 2014	January 1, 2014 to June 30, 2014

Actual	$1,000.00	$1,039.57	$9.91
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.08	$9.79

* Expenses are equal to the Fund's annualized expense ratio of 1.96%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Short-Term
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2014	June 30, 2014	January 1, 2014 to June 30, 2014

Actual	$1,000.00	$1,000.00	$7.84
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.96	$7.90

* Expenses are equal to the Fund's annualized expense ratio of 1.58%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Smaller Company
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2014	June 30, 2014	January 1, 2014 to June 30, 2014

Actual	$1,000.00	$1,017.23	$9.80
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.08	$9.79

* Expenses are equal to the Fund's annualized expense ratio of 1.96%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STAAR INVESTMENT TRUST FUNDS

TRUSTEES AND OFFICERS

JUNE 30, 2014 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Richard Levkoy * 103 Skrabut Lane Sewickley, PA 15143, 62	Trustee	Continuous, 13 yrs.	1 Series Trust (6 Funds)	Accountant, None
Thomas J. Smith * 736 Beaver Street Sewickley, PA 15143, 76	Trustee	Continuous, 14 yrs.	1 Series Trust (6 Funds)	Advertising/Marketing Consulting, None
Jeffrey A. Dewhirst 453 Washington Street Leetsdale, PA 15056, 65	Secretary/Trustee	Continuous, 18 yrs.	1 Series Trust (6 Funds)	Investment Banker, None

* Audit Committee members

STAAR INVESTMENT TRUST FUNDS

TRUSTEES AND OFFICERS

JUNE 30, 2014 (UNAUDITED) Continued

Board of Trustees

The Fund’s Board of Trustees oversees the Fund’s business and affairs, while day-to-day operations such as management of investments, recordkeeping, administration and other compliance responsibilities are the responsibility of Fund management which reports and is accountable to the Board.  The Board is responsible for overseeing the operations and risk management of the Fund in accordance with the provisions of the Investment Company Act, other applicable laws and the Fund's charter. The Board does not have a role in oversight of Fund investments or investment risk, except to the extent that they adopt and review and ultimately enforce compliance with Fund policies and procedures intended to reduce risks such as compliance risk and valuation risk.

The Board is composed of four members, three of whom are Independent Trustees who are not "interested persons" of the Fund, as that term is defined in the Act.  The Chairman of the Board, J. Andre Weisbrod, is an interested person of the Fund.  The Fund does not have a lead independent director.  Any Board member may propose items to be included on the Board’s agenda. The Board meets four times per year in regularly scheduled quarterly meetings.  In addition, the Independent Trustees generally meet without the presence of any interested person 2-3 times a year and the audit committee meets with the public accountants at least twice per year and separately as needed. They also meet several times per year to address particular responsibilities, such as approval of the advisory agreement, and they meet separately with auditors and the Chief Compliance Officer as often as necessary but at least once a year. Board members receive regular reports at least quarterly from the Adviser and the Chief Compliance Officer. The Board has directed the preparation of quantitative and qualitative information and reports to facilitate their risk management function.  The Independent Trustees have access to the Chief Compliance Officer and key advisory personnel and Fund counsel to obtain information and assistance as needed and have access to independent legal counsel.

The Board conducts an annual self-assessment and believes that the Board's leadership structure is appropriate given the Fund’s characteristics and circumstances including the Fund’s net assets, distribution arrangements, and the services provided by the Fund’s service providers.  The Independent Trustees have determined that the communications between them and among them and Fund management are excellent and see no need to appoint a lead Independent Trustee.

The members of the Board have been selected because of their individual experiences and education and for their ability to engage actively in serving as fiduciaries of the Fund.  We believe we have met our objective of having a Board composed of small business entrepreneurs with the background, experience and independence to raise issues and opinions and who understand the accountability, service and quality to which the Fund’s shareholders are entitled.

Board Members

Name & Address	Term of Office and Length of Time Served	Position Held With Registrant	Principal Occupation(s) during Past 5 Years

J. Andre Weisbrod, 117 Long Valley Drive Ext., Coraopolis, PA 15108, Age 64	Indeterminate / 18 Years	Trustee , Chairman, Interested Director	President, STAAR Financial Advisors, inc., (Investment Adviser to the Trust)

Jeffrey A. Dewhirst, 453 Washington Street. Leetsdale, PA 15056, Age 65	Indeterminate / 18 Years	Trustee, Secretary, Independent Director	Investment Banker, Principal, Dewhirst Capital Corporation

Thomas J. Smith, 736 Beaver St., Sewickley, PA 15141, Age 76	Indeterminate / 14 Years	Trustee, Independent Director	Advertising/marketing Consultant

Richard Levkoy, 103 Skrabut Lane, Sewickley PA 15143 Age 62	Indeterminate / 13 Years	Trustee, Independent Director, Chairman of Audit Committee	Accountant

Additional Biographical Information

J. Andre Weisbrod:

Education: BFA, Ohio University, 1970.  Young Life Institute/Fuller Seminary 1971-75.  Chartered Financial Consultant, The American College, 1986.
Employment History: Founder, President & CEO, STAAR Financial Advisors, Inc., 1993 – present; Founder, Chairman of the Board of Trustees, The STAAR Investment Trust, 1996- present; Registered Representative, Olde Economie, 1998-2007; Registered Representative, Janney Montgomery Scott, 1983-1998; Insurance Agent, Penn Mutual, 1981-1993; Free lance writer/designer, 1980-81; Product Manager, Sea Breeze Laboratories and Clairol/Bristol Myers, 1976-1979; Staff and Area Director, Young Life Cincinnati, 1971-76;

Other: Board Member, Entrepreneurial Thursdays, 2005–present; Triumph Church Worship Team, 2011-present; St. Stephen’s Church Vestry 1991-99, Board Member, Young Life 1985-1994

Thomas Smith, Independent Trustee

Education:  Denison University. Bachelor of Arts

Employment History:  2004-Present – Part-time Consultant to Smith Brothers Agency; 1993-2003 -- Small Business owner/operator; 1989-92 -- President/CEO (Pittsburgh Office) of Della Femina McNamee U.S.; 1985-1989 -- President/CEO Ketchum International; 1978-84 -- Chairman/CEO Ketchum Advertising Pittsburgh and Washington, D.C. ;  1964-78 --Account Management Executive, Tatham-Laird & Kudner;  1960-1964 -- Officer, U.S. Navy;  1958-1960 -- Account Executive, Radio Station WCGO

Other: Board Positions -- Present: Staar Investment Trust; Past: Imani Christian Academy, D.T. Watson Rehabilitation Hospital; Gibson Greeting Cards; Ketchum Communications; Red Cross of Allegheny County; Salvation Army of Allegheny County; Pittsburgh Symphony; Saltworks Theatre Company; Sewickley Academy; Sewickley YMCA; St. Stephen’s Church (Sewickley) Vestry; Verland Foundation; World Vision, U.S

Richard Levkoy

Education:   1987 - 1993 La Roche College Pittsburgh, PA , Bachelor of Science In Accounting, summa cum laude

Employment History: 2012 – Present, Moon Twp., PA, CJL Engineering, Chief Financial Officer; 2006 – 2012, Moon Twp., PA, CJL Engineering, Accounting Consultant; 2001 – 2012, Sewickley, PA, St. Stephen’s Episcopal Church, Director of Finance; 2000 - 2006 Children’s Growth Fund Investment Partnership, Managing Partner; 1996 - 1999 Sewickley, PA, Chief Financial Officer - Sewickley Valley Healthcare Services, Senior Staff Accountant – Heritage Valley Health System; 1989 - 1995 Internal Medicine Associates Ambridge, PA, Business Manager / Accountant; 1983 - 2001 Levkoy Real Estate Partnership Sewickley, PA, Managing Partner

Other: 2002 - Present STAAR Investment Trust Pittsburgh, PA, Board Member & Chair of Audit Committee; Volunteer Experience -- Two short term mission trips to Juarez, Mexico, 2000 and 2001, Short term mission trip to New Orleans in 2007, Fund raising for student ministries

Jeffrey Dewhirst

Education: B.A. Economics, Rutgers University, 1971, Phi Beta Kappa; MBA, University of Michigan, 1973.

Employment History:  2007 – Present President, Dewhirst Capital Corporation.  Owner and founder of Firm that provides merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies; 2002 – 2007 Managing Director, Dewhirst Warrick LLC.  Co-founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies.; 1997 – 2002 President, Dewhirst Capital Corporation.  Owner and founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies.   Co-ventured with Warrick Financial Group, Inc. on certain engagements and transactions; 1993 – 1997 President, J. T. R. Capital Corporation. One of two founders/partners of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies; 1988 – 1993 Director, Corporate Finance/Investment Banking, Price Waterhouse.  Founded and managed the Pittsburgh-based Group that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies.  Became part of the firm’s national Corporate Finance practice that eventually grew to include offices in 10 major cities; 1973 – 1988 Mellon Bank, N.A.  Held various progressive positions in middle market corporate lending and credit approval, including Vice President & Manager of the Pittsburgh Office and Senior Credit Officer of the Middle Market Lending Department.

Compensation

Each Trustee was compensated as follows in 2013.

$ 500 Quarterly for Board Meetings and other service connected with the Board.

$ 100 Quarterly for serving as Chairman, Officer or on a committee.

Reimbursement for reasonable expenses incurred in fulfilling Trustee duties.

Indemnification

The Declaration of Trust and the By-Laws of the Trust provide for indemnification by the Trust of its Trustees and Officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the Trust, unless it is finally adjudicated that they engaged in willful misconduct, gross negligence or reckless disregard of the duties involved in their offices, or did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust and the Funds.

Committees

Due to the small size of the board, there is only one committee, the Audit Committee.  Functions that might be fulfilled on larger boards by additional committees have been adequately fulfilled by the entire board.

The audit committee is comprised of only non-interested directors who hold separate meetings periodically to discuss the accounting of the Funds.  The committe also meets periodically with the outside public accounting firm to discuss and monitor the accounting practices and auditing activities applied to the Funds.

STAAR INVESTMENT TRUST FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2014 (UNAUDITED)

Statement of Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 332-7738 PIN 3370 to request a copy of the SAI or to make shareholder inquiries.

Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 332-7738 PIN 3370.

Proxy Voting Guidelines

The Fund’s Advisor is responsible for exercising the voting rights associated with the securities held by the Fund.  A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (800) 332-7738 PIN 3370.  It is also included in the Fund’s State of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, will be available without charge, upon request, by calling our toll free number (800) 332-7738 PIN 3370.

Board of Trustees

Jeffrey A. Dewhirst

Richard Levkoy

Thomas Smith

J. Andre Weisbrod

Investment Adviser

STAAR Financial Advisors, Inc.

604 McKnight Park Dr.

Pittsburgh, PA 15237

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Custodian

The Huntington National Bank

7 Easton Oval, Columbus, Ohio 43219

Independent Registered Public Accounting Firm

Goff, Backa, Alfera & Co., LLC

3325 Saw Mill Run Blvd.

Pittsburgh, PA 15227

This report is provided for the general information of the shareholders of the STAAR Investment Trust. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics

There were no waivers to the Code of Ethics granted during the period.

The Code of Ethics is designed to protect shareholder interests and includes sections addressing general ethics as well as specific concentration on areas such as prohibited transactions, pre-clearance procedures, certifications and reports by access persons, confidentiality and conflicts of interest.

The Code of Ethics may be found at www.staarfunds.com

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8. Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

The Code of Ethics may be found at www.staarfunds.com

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(a)(3)

EX-99.CERT.  Filed herewith.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ J. Andre Weisbrod

----------------------------------------

J. Andre Weisbrod,

Chief Financial Officer

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date: August 22, 2014

The STAAR Investment Trust

(Registrant)

Date: August 22, 2014